Risk/Return Detail Data - FidelityFlex500IndexFund-PRO	Apr. 29, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Concord Street Trust
FidelityFlex500IndexFund-PRO | Fidelity Flex 500 Index Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity Flex® 500 Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Flex® 500 Index Fund seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions , which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2026
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 2 % of the average value of its portfolio.
Portfolio Turnover, Rate	2.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees paid at the fee-based account or plan level. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in common stocks included in the S&P 500® Index. The S&P 500 ® Index is a widely recognized, unmanaged index of common stock prices. The S&P 500 ® Index broadly represents the performance of common stocks publicly traded in the United States. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level. Visit www.401k.com and log in or www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	www.401k.com and log in or www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Bar Chart, Year to Date Return	(4.26%)
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	20.52%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(19.56%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFlex500IndexFund-PRO | Fidelity Flex 500 Index Fund | Fidelity Flex 500 Index Fund
Risk/Return:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.01%	[1]
Fee waiver and/or expense reimbursement	none	[2],[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	none
1 year	none
3 years	2
5 years	4
10 years	$ 12
Annual Return, Inception Date	Mar. 09, 2017
2018	(4.43%)
2019	31.46%
2020	18.44%
2021	28.69%
2022	(18.09%)
2023	26.27%
2024	25.04%
FidelityFlex500IndexFund-PRO | Fidelity Flex 500 Index Fund | Return Before Taxes | Fidelity Flex 500 Index Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	25.04%
Past 5 years	14.54%
Since Inception	14.31%	[4]
FidelityFlex500IndexFund-PRO | Fidelity Flex 500 Index Fund | After Taxes on Distributions | Fidelity Flex 500 Index Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	24.64%
Past 5 years	14.10%
Since Inception	13.85%	[4]
FidelityFlex500IndexFund-PRO | Fidelity Flex 500 Index Fund | After Taxes on Distributions and Sales | Fidelity Flex 500 Index Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	15.07%
Past 5 years	11.59%
Since Inception	11.71%	[4]
FidelityFlex500IndexFund-PRO | Fidelity Flex 500 Index Fund | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	25.02%
Past 5 years	14.53%
Since Inception	14.31%

[1]
A The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.

[2]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent proxy and shareholder meeting expenses exceed 0.003% of the fund's average net assets. This arrangement will remain in effect through June 30, 2026 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[3]	C Fee waiver and/or expense reimbursement represents less than 0.005%. Total annual operating expenses after fee waiver and/or expense reimbursement does not sum due to rounding.
[4]	A From March 9, 2017 .